Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt
4.	Long-Term Debt

On June 21, 2013, NCLC and certain of its subsidiaries entered into supplemental deeds to the $334.1 million Norwegian Jewel loan, Breakaway/Getaway Term Loan Facilities, €258.0 million Pride of America loan, and €308.1 million Pride of Hawai’i loan. The supplemental deeds amended and restated those credit facilities, reducing the interest rate per annum to a rate equal to the sum of (a) an adjusted LIBOR rate, (b) an applicable margin of 0.95% and (c) certain customary mandatory costs to compensate lenders for the cost of compliance with various financial regulations. In connection with these amendments, we terminated the €40.0 million secured loan agreement, dated as of April 4, 2003, as amended and restated on June 1, 2012, by and among Pride of America Ship Holding, LLC, as borrower, and a syndicate of international banks, and related guarantee by NCLC which had an aggregate outstanding principal balance thereunder of $16.8 million.

On May 24, 2013, NCLC entered into a credit agreement which provides senior secured financing of $1.3 billion, consisting of (i) a $675 million term loan facility maturing on May 24, 2018 (the “Term Loan Facility”), all of which was borrowed for the purpose of refinancing existing senior debt; and (ii) a $625 million revolving credit facility maturing on May 24, 2018 (the “Revolving Loan Facility” and together with the Term Loan Facility, the “new senior secured credit facilities”), $117.0 million of which was borrowed as of September 30, 2013.

Borrowings under the new senior secured credit facilities bear interest at a rate per annum equal to (a) an adjusted LIBOR rate or (b) a base rate determined by reference to the highest of (i) the federal funds rate plus 0.50%, (ii) the prime rate of Deutsche Bank and (iii) the adjusted LIBOR rate, in each case plus an applicable margin that is determined by reference to a total leverage ratio, with an applicable margin of between 2.25% and 1.50% with respect to Eurocurrency loans and between 1.25% and 0.50% with respect to base rate loans. The initial applicable margin for borrowings is 2.25% with respect to Eurocurrency borrowings and 1.25% with respect to base rate borrowings.

In addition to paying interest on outstanding principal under the new senior secured credit facilities, a commitment fee rate is determined by reference to a total leverage ratio, with a maximum commitment fee rate of 40% of the applicable margin for Eurocurrency loans.

The Term Loan Facility will be paid in quarterly installments which commenced in September 2013, in a principal amount equal to (a) in the case of installments payable on or prior to May 24, 2015, 1.25% of the loans outstanding immediately after the closing date under the Term Loan Facility and (b) in the case of installments payable after May 24, 2015, 2.50% of the loans outstanding immediately after the closing date under the Term Loan Facility, with the remaining unpaid principal amount of loans under the Term Loan Facility due and payable in full at maturity on May 24, 2018. Principal amounts outstanding under the Revolving Loan Facility are due and payable in full at maturity on May 24, 2018.

In connection with the entry into the new senior secured credit facilities, the $750.0 million Senior Secured Revolving Credit Facility and the €624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility were terminated. In addition, the $227.5 million remaining balance of our 9.50% senior unsecured notes, plus premium and accrued and unpaid interest, was redeemed in full on June 28, 2013.

In April 2013, we took delivery of Norwegian Breakaway. To finance the payment due upon delivery, we drew $528.0 million of our €529.8 million Breakaway One Loan which is due April 2025. Also, we drew an aggregate of $57.7 million of our €126.1 million Norwegian Jewel Term Loan and €126.1 million Norwegian Jade Term Loan which will come due April 2016. The loans bear interest at LIBOR plus 1.6%.

In February 2013, NCLC issued $300.0 million aggregate principal amount of senior unsecured notes bearing interest at a rate of 5% per annum and maturing on February 15, 2018 (the “Notes Offering”). Interest on the notes will be payable semiannually on February 15 and August 15 of each year, which commenced on August 15, 2013. The notes were issued at 99.451%.

We used the net proceeds that we received from the IPO and the Notes Offering, aggregating approximately $770.0 million, to pay down debt, including; (i) a prepayment of an aggregate $55.6 million that became payable upon the consummation of the IPO consisting of $21.3 million on our €624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility, $14.7 million on our €308.1 million Pride of Hawai’i loan, $8.0 million on our $334.1 million Norwegian Jewel loan, $10.1 million on our €258.0 million Pride of America loan and $1.5 million on our €40.0 million Pride of America commercial loan, (ii) a payment to Genting HK of $79.7 million in connection with the Norwegian Sky purchase agreement, (iii) a full redemption of our $450.0 million 11.75% senior secured notes due 2016 and (iv) a partial redemption of $122.5 million aggregate principal amount of our 9.50% senior unsecured notes. Expenses related to these debt prepayments were approximately $90.5 million and were recognized in interest expense.

4.	Long-Term Debt

Long-term debt consisted of the following (we refer you to Note 12—“Subsequent Events”):

	Interest Rate December 31,		Maturities Through	Balance December 31,
	2012	2011		2012	2011
				(in thousands)
€662.9 million Norwegian Epic Term Loan (1)	2.19%	2.46%	2022	$662,729	$723,990
€624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility (1)	3.40%	3.35%	2019	549,022	623,678
$450.0 million 11.75% Senior Secured Notes (2)	11.75%	11.75%	2016	446,571	445,914
€308.1 million Pride of Hawai’i Loan (1)	2.18%	2.20%	2018	232,583	284,449
$350.0 million 9.50% Senior Unsecured Notes (3)	9.50%	9.50%	2018	355,419	250,000
$334.1 million Norwegian Jewel Term Loan	3.06% - 6.86%	3.18% - 6.86%	2017	150,359	188,216
€258.0 million Pride of America Hermes Loan (1)	3.06% - 6.47%	3.28% - 6.47%	2017	133,468	172,463
$750.0 million Senior Secured Revolving Credit Facility	4.25%	4.31%	2015	91,000	128,000
€529.8 million Breakaway One Loan (1)	1.91%	2.18%	2025	150,996	118,651
€529.8 million Breakaway Two Loan (1)	4.50%	4.50%	2026	112,809	49,768
€590.5 million Breakaway Three Loan (1)	2.98%	—	2027	34,045	—
€40.0 million Pride of America Commercial Loan (1)	3.06% - 7.35%	3.28% - 7.35%	2017	20,288	26,215
€126 million Norwegian Jewel Term Loan	1.92%	2.11%	2016	22,134	10,212
€126 million Norwegian Jade Term Loan	1.92%	2.11%	2017	22,134	10,212
Capital lease obligations	3.00% - 5.00%	3.75% - 5.00%	2014	1,796	6,313

Total debt				2,985,353	3,038,081
Less: current portion of long-term debt				(221,233)	(200,582)

Total long-term debt				$2,764,120	$2,837,499

(1)	Currently U.S. dollar-denominated.
(2)	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
(3)	Net of unamortized premium of $5.4 million as of December 31, 2012.

Costs incurred in connection with the arranging of loan financing have been deferred and are amortized over the life of the loan agreement. The amortization included in interest expense, net was $28.2 million (including a $2.4 million write-off of deferred financing fees), $26.1 million and $26.8 million (including a $6.4 million write-off of deferred financing fees) for the years ended December 31, 2012, 2011 and 2010, respectively.

Our debt agreements contain covenants that, among other things, require us to maintain a minimum level of liquidity, as well as limit our net funded debt-to-capital ratio, maintain certain other ratios and restrict our ability to pay dividends. Our ships and substantially all other property and equipment are pledged as collateral for our debt. We believe we were in compliance with these covenants as of December 31, 2012. There are no restrictions in the agreements that limit intercompany borrowings or dividends between our subsidiaries that would impact our ability to meet our cash obligations.

The following are scheduled principal repayments on long-term debt including capital lease obligations as of December 31, 2012 for each of the next five years (in thousands):

Year	Amount
2013	$221,233
2014	239,988
2015	340,724
2016	727,872
2017	277,790
Thereafter	1,177,746

Total	$2,985,353

We had an accrued interest liability of $20.9 million and $22.3 million as of December 31, 2012 and 2011, respectively.